Share based compensation - Activities of options and PSUs (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Number of options
Outstanding at the beginning (in shares) | shares	15,935,056
Granted (in shares) | shares	7,850,532
Forfeited (in shares) | shares	(490,137)
Exercised (in shares) | shares	(663,908)
Outstanding at the end (in shares) | shares	22,631,543
Exercisable (in shares) | shares	13,853,496
Weighted Average Exercise Price
Outstanding at the beginning (in USD per share)	$ 6.65
Granted (in USD per share)	0.34
Forfeited (in USD per share)	0.75
Exercised (in USD per share)	0.50
Outstanding at the end (in USD per share)	4.77
Exercisable (in USD per share)	7.55
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)	2.57
Granted (in USD per share)	1.66
Forfeited (in USD per share)	1.27
Exercised ( in USD per share)	1.22
Outstanding at the end (in USD per share)	2.32
Exercisable (in USD per share)	$ 2.50
Weighted remaining contractual years
Outstanding	7 years 6 months 7 days
Exercisable	6 years 2 months 26 days
Outstanding | $	$ 52,545
Exercisable | $	$ 34,602